Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Right-of-use assets
Beginning balance			$ 2,920	$ 1,462
Additions			129	582
Loss on modification			25
Depreciation			(793)	(536)
Effect of foreign exchange rates				(19)
Ending balance	$ 2,281	$ 1,489	2,281	1,489
Lease liabilities
Beginning balance			2,441	1,187
Additions			118	413
Loss on modification			22
Interest expense	18	9	40	22
Payments			(439)	(787)
Effect of foreign exchange rates			(47)	46
Ending balance	2,135	881	2,135	881
Lease liabilities - current	1,154	771	1,154	771	$ 1,458
Lease liabilities - non-current	$ 981	$ 110	$ 981	$ 110	$ 983